FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	12 Months Ended
Dec. 31, 2021
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS [Abstract]
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS
8	FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS

The Group issues Investment Link life insurance contracts whereby the policyholder takes the investment risk on the assets held in the Investment Link funds as the policy benefits are directly linked to the value of the assets in the fund. The Group’s exposure to market risk is limited to the extent that income arising from asset management charges is based on the value of assets in the fund.

The profit resulting from these assets is shown in “Net premiums earned” in the consolidated statement of income. The composition of the generated returns is presented below:

	2021	2020
	S/(000)	S/(000)

Net profit on sale and fluctuations of financial investments	44,763	106,366
Dividends, interests and others	9,900	9,261
Total	54,663	115,627

As of December 31, 2021, financial markets have been affected by the fluctuations that occurred after the appearance of the new variants of COVID-19 (Delta and Omicron, mainly), generating an increase in the number of infections at a global level together with the implementation of restrictions and confinements in most countries amid doubts about the degree of transmissibility and resistance to vaccines. Despite this, economic indicators remained strong, reflecting the global economic recovery, generating negative results in equities and slightly negative results in fixed income. In addition, one of the concerns generated by this was the substantial increase in inflation across the board, which resulted in announcements of the withdrawal of monetary stimuli by the different central banks and an increase in interest rates.

At the date of this report, there has been a recovery of the global indices, and what Credicorp seeks is to control the volatility of the portfolio in order to minimize the losses of our clients in these difficult times.

The offsetting of this effect is included in the technical reserve adjustment, which is part of the item “Net premiums earned” of the consolidated statement of income, see Note 25.